Intangible assets other than goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets other than goodwill.
Schedule of intangible assets

	Software & databases	Licenses, technology and in-process R&D	Exclusive rights	Contract costs	Total

	(Euro, in thousands)
Acquisition value
On January 1, 2022	€24,554	€39,929	€—	€15,384	€79,868
Impact of acquisitions of businesses	2,610	32,240	89,720		124,570
Additions	1,126	8,423			9,549
Sales and disposals	(913)	(36,298)			(37,211)
Translation differences		(36)			(36)
On December 31, 2022	27,377	44,258	89,720	15,384	€176,740
Additions	567	—	—		567
Sales and disposals	(930)	(948)			(1,878)
Translation differences		(139)			(139)
On December 31, 2023	€27,014	€43,171	€89,720	€15,384	€175,290

Amortization and impairment
On January 1, 2022	€11,977	€4,199	€—	€3,588	€19,765
Amortization	4,146	333	6,154	1,538	12,171
Impairment		35,666			35,666
Sales and disposals	(913)	(36,298)			(37,211)
Translation differences		(4)			(4)
On December 31, 2022	15,210	3,896	6,154	5,126	30,387
Amortization	4,291	1,426	11,637	1,538	18,892
Sales and disposals	(927)	(948)			(1,875)
Translation differences		(20)			(20)
On December 31, 2023	€18,574	€4,354	€17,791	€6,664	€47,384

Carrying amount
On December 31, 2022	€12,167	€40,362	€83,566	€10,258	€146,354
On December 31, 2023	€8,440	€38,817	€71,929	€8,720	€127,906